Note 10 - Capital Stock	12 Months Ended
Nov. 30, 2017
Stockholders' Equity Note [Abstract]
Capital Stock

Authorized, issued and outstanding

(a)	The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2017, the Company had 34,704,515 (2016 - 29,789,992; 2015 - 24,244,050) common shares issued and outstanding and no preference shares issued and outstanding.

Two officers and directors of IPC owned directly and through their family holding company (“Odidi Holdco”) 5,781,312 (2016 - 5,781,312) common shares or approximately 17% (2016 - 19%; 2015 - 24%) of IPC.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Holders of common shares of the Company are entitled to receive, as and when declared by the board of directors of the Company, dividends in such amounts as shall be determined by the board. The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

(b)	In November 2013, the Company entered into an equity distribution agreement with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may from time to time sell up to 5,305,484 of the Company’s common shares for up to an aggregate of $16.8 million (or such lesser amount as may be permitted under applicable exchange rules and securities laws and regulations) through at-the-market issuances on the NASDAQ or otherwise. Under the equity distribution agreement, the Company may at its discretion, from time to time, offer and sell common shares through Roth or directly to Roth for resale. The Company will pay Roth a commission, or allow a discount, of 2.75% of the gross proceeds that the Company received from any additional sales of common shares under the equity distribution agreement. The Company has also agreed to reimburse Roth for certain expenses relating to the offering.

During the year ended November 30, 2017, an aggregate of 1,108,150 common shares were sold on Nasdaq for gross proceeds of $2,541,640, with net proceeds to the Company of $2,468,474, respectively, under the at-the-market offering program. During the year ended November 30, 2016, an aggregate of 1,471,260 common shares were sold on Nasdaq for gross proceeds of $3,469,449, with net proceeds to the Company of $3,368,674, respectively, under the at-the-market offering program. During the year ended November 30, 2015, an aggregate of 471,439 common shares were sold for gross proceeds of $1,290,168, with net proceeds to the Company of $1,254,178. As a result of prior sales of the Company’s common shares under the equity distribution agreement, as at November 30, 2017, the Company may in the future offer and sell its common shares with an aggregate purchase price of up to $2,927,071 pursuant to the at-the-market program (or such lesser amount as may then be permitted under applicable exchange rules and securities laws and regulations). There can be no assurance that any additional shares will be sold under the at-the-market program.

(c)	Direct costs related to the Company’s filing of a base shelf prospectus filed in May 2014 and declared effective in June 2014, direct costs related to the base shelf prospectus filed in May 2017 and certain other on-going costs related to the at the-market facility are recorded as deferred offering costs and are being amortized and recorded as share issuance costs against share offerings. For the year ended November 30, 2017, costs directly related to the at the-market facility of $73,166 (2016 - $100,775; 2015 - $38,889) were recorded in share offering costs and an additional $220,573 (2016 - $258,287; 2015 - $39,277) of deferred costs were amortized and recorded in share offering costs related to the at the-market facility and base shelf prospectus. For the year ended November 30, 2017, the Company recorded $137,363 as a financing cost in the statements of operations and comprehensive loss related to the base shelf prospectus filed in May 2014 and expired in July 2017.

(d)	In June 2016, the Company completed an underwritten public offering of 3,229,814 units of common shares and warrants, at a price of $1.61 per unit. The warrants are currently exercisable, have a term of five years and an exercise price of $1.93 per common share. The Company issued at the initial closing of the offering an aggregate of 3,229,814 common shares and warrants to purchase an additional 1,614,907 common shares. The underwriter also purchased at such closing additional warrants at a purchase price of $0.001 per warrant to acquire 242,236 common shares pursuant to the over-allotment option exercised in part by the underwriter. The Company subsequently sold an aggregate of 459,456 additional common shares at the public offering price of $1.61 per share in connection with subsequent partial exercises of the underwriter’s over-allotment option. The closings of these partial exercises brought the total net proceeds from the offering to $5,137,638, after deducting the underwriter’s discount and offering expenses. The warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC topic 480 Distinguishing Liabilities from Equity for equity classification. The Company recorded $4,764,777 as the value of common shares under Capital stock and $1,175,190 as the value of the warrants under Additional Paid in Capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 14.

The direct costs related to the issuance of the unit shares were $802,329 and were recorded as an offset against the statement of shareholders’ equity (deficiency) with $643,593 being recorded under Capital stock and $158,736 being recorded under additional paid-in-capital.

(e)	In October 2017, the Company completed an underwritten public offering of 3,636,364 common shares at a price of $1.10 per share. The Company also issued to the investors warrants to purchase an aggregate of 1,818,182 common shares. The warrants will be exercisable six months following the closing date and will expire 30 months after the date they become exercisable, have a term of three years and an exercise price of $1.25 per common share. The Company also issued to the placement agents (the “Placement Agent Warrant”) warrants to purchase 181,818 common shares at an exercise price of $1.375 per share.

The holders of October 2017 Warrants (as defined below) and Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC topic 480 Distinguishing Liabilities from Equity for equity classification.

The Company recorded $3,257,445 as the value of common shares under Capital stock and $742,555 as the value of the warrants under additional paid-in-capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 14.

The direct costs related to the issuance of the common shares and warrants were $500,492 and were recorded as an offset against the statement of shareholders’ equity (deficiency) with $391,580 being recorded under Capital stock and $108,912 being recorded under additional paid-in-capital.